Summary of Significant Accounting Policies (Details 3) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Cryptocurrencies	$ 10,573	$ 480,370
Total Assets	10,573	480,370	$ 0
Total Liabilities	0	0	0
Level 1
Cryptocurrencies	10,573	480,370
Total Assets	10,573	480,370	0
Total Liabilities	0	0	0
Level 2
Cryptocurrencies	0	0
Total Assets	0	0	0
Total Liabilities	0	0	0
Level 3
Cryptocurrencies	0	0
Total Assets	0	0	0
Total Liabilities	$ 0	$ 0	$ 0